EQUITY - Provisions of the Telecom Ordinary and Extraordinary Shareholders' meeting (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Reserves Allocation	$ 29,779,000,000	$ 18,817,248,927
Non cash assets dividends	24,723
Retained earnings
EQUITY
Reserves Allocation	16,878,000,000	10,056,956,479
Voluntary Reserve For Capital Investments [Member]
EQUITY
Reserves Allocation	796,000,000	502,847,824
Facultative Reserve to maintain the capital investments level and the current level of solvency
EQUITY
Reserves Allocation	16,082,000,000	$ 9,554,108,655
Non cash assets dividends	$ 41,000,000,000